INCOME TAXES - Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Valuation Allowance [Roll Forward]
Valuation allowance at beginning of period	$ 94,139	$ 81,313
Change due to current year losses	43,632	12,826
Valuation allowance at end of period	$ 137,771	$ 94,139